Employee Benefit Plans - Change in Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Change in benefit obligation:
Benefit obligation — Beginning of year			$ 23,829	$ 26,005	$ 26,005	$ 24,242
Service cost	0	0	0	0	0	0
Interest cost	290	277	580	554	1,083	1,116
Participant contributions					0	0
Benefits paid					(951)	(932)
Actuarial (gain) loss					(2,308)	1,579
Exchange rate changes					0	0
Benefit obligation at end of year					23,829	26,005
Change in plan assets:
Fair value of plan assets — Beginning of year			19,929	17,243	17,243	15,970
Actual return on plan assets					3,009	1,675
Employer contributions					628	530
Exchange rate changes					0	0
Fair value of plan assets at end of year					19,929	17,243
Funded status					(3,900)	(8,762)
Non-U.S. Plans
Change in benefit obligation:
Benefit obligation — Beginning of year			4,503	5,514	5,514	5,047
Service cost	3	3	6	6	13	16
Interest cost	54	54	108	108	221	237
Participant contributions					2	2
Benefits paid					(230)	(279)
Actuarial (gain) loss					(1,061)	258
Exchange rate changes					44	233
Benefit obligation at end of year					4,503	5,514
Change in plan assets:
Fair value of plan assets — Beginning of year			5,317	4,620	4,620	4,100
Actual return on plan assets					608	400
Employer contributions					196	204
Exchange rate changes					121	193
Fair value of plan assets at end of year					5,317	4,620
Funded status					814	(894)
Non Qualified Pension Plan
Change in benefit obligation:
Benefit obligation — Beginning of year			9,055	9,880	9,880	9,572
Service cost	0	0	0	0	0	0
Interest cost	103	104	206	208	404	433
Participant contributions					0	0
Benefits paid					(771)	(771)
Actuarial (gain) loss					(458)	646
Exchange rate changes					0	0
Benefit obligation at end of year					9,055	9,880
Change in plan assets:
Funded status					$ (9,055)	$ (9,880)